Schedule of Short-term loans Related parties (Details) - USD ($)		3 Months Ended
		Mar. 31, 2023	Dec. 31, 2022	Jul. 31, 2022	Dec. 31, 2021	Jul. 31, 2021
Line of Credit Facility [Line Items]
[custom:ShortTermDebtInterestRate]	[1]	0.25%
Short-Term Bank Loans and Notes Payable		$ 320,766	$ 204,240		$ 205,427
Related Parties [Member
Line of Credit Facility [Line Items]
Short-Term Bank Loans and Notes Payable		$ 274,200
James Tan [Member] | Related Parties [Member
Line of Credit Facility [Line Items]
Short-Term Debt, Lender	[2]	James Tan
Relationship	[2]	Major shareholder of the Company
Short-Term Debt, Terms	[2]	June 30, 2023
[custom:ShortTermDebtInterestRate]	[2]	8.00%
Debt Instrument, Collateral	[2]	None
Short-Term Bank Loans and Notes Payable	[2]	$ 145,450
Alfred Lim [Member] | Related Parties [Member
Line of Credit Facility [Line Items]
Short-Term Debt, Lender		Alfred Lim
Relationship		Director of the Company
Short-Term Debt, Terms		March 31, 2023 (Extended to December 31, 2023)
[custom:ShortTermDebtInterestRate]		8.00%
Debt Instrument, Collateral		None
Short-Term Bank Loans and Notes Payable		$ 128,750

[1]	On August 21, 2019, KRHSG entered into a revolving line of credit agreement with United Overseas Limited pursuant to which KRHSG may borrow up to approximately $593,208 (SGD 800,000) for operation purposes. The loan was guaranteed by Jamie Fan Wei Zhi, an immediate family member of a shareholder of the Company and secured by KRHSG’s account receivable (see Note 6). The loan bears an average annual interest rate of 5.50% and its due within 90 days from the loan disbursement. The Company released Jamie Fan Wei Zhi as the guarantor of this loan on October 31, 2022.
[2]	On May 16, 2023, the Company issued restricted ordinary shares to James Tan in full satisfaction of all obligations of the Company under this loan. See Note 16.